Fair Value Measurements (Roll-Forward of The Fair Value of Level 3 Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Liabilities, Beginning Balance	$ 6,887	$ 6,246
Settlement of liabilities	(547)	(623)
Revaluation of fair value included in statement of operations	(1,037)	1,264
Level 3 Liabilities, Ending Balance	5,303	6,887
Printar [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Weighted average cost of capital, percent	28.00%	20.40%
Contingent consideration	2,000
Total purchase consideration	$ 2,500
Sela Acquisition [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Weighted average cost of capital, percent	21.00%	18.50%